Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	[1]	£ 88.1	£ 100.3	£ 184.2
Liabilities in respect of put option agreements with vendors	[1]	102.5	128.8	203.8
Fair value of derivatives		0.6	21.2
Other creditors and accruals		164.0	199.3	140.8
Trade and other payables	[1],[2]	£ 355.2	£ 449.6	£ 528.8

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.